April 26, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Variable Trust (the "Trust")

Wells Fargo Advantage VT Core Equity Fund

Wells Fargo Advantage VT Omega Growth Fund

Wells Fargo Advantage VT Intrinsic Value Fund

  (the “Funds”)   No. 333-165355

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and class identifiers as follows:

For the Wells Fargo Advantage VT Core Equity Fund new series identifier with Class 1 and Class 2 shares;
For the Wells Fargo Advantage VT Omega Growth Fund new series identifier with Class 1 and Class 2 shares;
For the Wells Fargo Advantage VT Intrinsic Value Fund new series identifier with Class 2 shares;

which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated March 9, 2010 with accession number 0000907244-10-000329.  This filing is being made solely for the purpose of obtaining identifiers for the Wells Fargo Advantage VT Core Equity Fund, Wells Fargo Advantage VT Omega Growth Fund and Wells Fargo Advantage VT Intrinsic Value Fund new series identifier with Class 1 and Class 2 shares; Class 1 and Class 2 shares; and Class 2 shares, respectively.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel